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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Portfolio
ING MidCap Opportunities Portfolio
ING SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.7%
		Australia: 2.1%
178,500		Macquarie Group Ltd.	$9,216,015
			9,216,015
		Brazil: 2.1%
533,100		Banco do Brasil SA	9,445,704
			9,445,704
		Canada: 7.8%
1,938,700	@	Bombardier, Inc. - Class B	8,999,523
106,312		EnCana Corp.	6,156,395
275,200	@	GoldCorp, Inc.	11,109,824
768,000		Yamana Gold, Inc.	8,225,280
			34,491,022
		France: 14.7%
618,401		Air France-KLM	11,279,647
26,200	@	AXA SA ADR	711,726
132,100		BNP Paribas	10,601,361
207,809		Carrefour SA	9,460,589
109,920		Lafarge SA	9,856,385
160,076		Sanofi-Aventis	11,804,938
189,680		Total SA	11,274,573
			64,989,219
		Germany: 15.1%
97,900		Allianz AG	12,213,486
184,700		Bayerische Motoren Werke AG	8,891,367
141,900		Deutsche Bank AG	10,893,663
362,100		Deutsche Lufthansa AG	6,392,291
164,545		E.ON AG	6,964,432
128,100		MAN AG	10,521,966
118,400		Siemens AG	10,902,370
			66,779,575
		Greece: 0.9%
110,400		National Bank of Greece SA	3,984,437
			3,984,437
		Hong Kong: 3.0%
614,000		China Unicom Ltd. ADR	8,743,360
1,062,000	L	Hongkong Land Holdings Ltd.	4,589,293
			13,332,653
		Italy: 1.2%
1,385,000		UniCredito Italiano S.p.A.	5,435,971
			5,435,971
		Japan: 19.0%
765,000		Bank of Yokohama Ltd.	3,736,433
238,600		Canon, Inc. ADR	9,541,614
429,000		Kirin Brewery Co., Ltd.	6,570,519
187,900		Konami Corp.	3,819,170
741,700		Mitsubishi UFJ Financial Group, Inc.	3,963,752
1,744,000		Mitsui Chemicals, Inc.	6,190,346
45,600		ORIX Corp.	2,769,621
519,700		Seven & I Holdings Co., Ltd.	12,403,772
379,600		Sony Corp.	11,123,436
914,800		Sumitomo Corp.	9,385,584
110,700		Sumitomo Mitsui Financial Group, Inc.	3,837,117
276,400		Toyota Motor Corp.	10,992,569
			84,333,933
		Netherlands: 3.9%
352,600		Royal Dutch Shell PLC - Class A	10,000,482
434,800		Royal KPN NV	7,222,890
			17,223,372
		Norway: 2.2%
874,900		Norsk Hydro ASA	5,848,474
121,300		Yara International ASA	3,834,691
			9,683,165
		Singapore: 1.5%
580,000		United Overseas Bank Ltd.	6,878,605
			6,878,605
		South Korea: 2.5%
5,300		Samsung Electronics Co., Ltd.	3,659,065
188,500	@	Shinhan Financial Group Ltd.	7,512,522
			11,171,587
		Spain: 1.5%
675,000		Iberdrola SA	6,640,560
			6,640,560
		Sweden: 1.7%
503,600		Skanska AB	7,397,732
			7,397,732
		Switzerland: 4.5%
483,100	@	UBS AG - Reg	8,857,597
46,620		Zurich Financial Services AG	11,116,347
			19,973,944

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Taiwan: 1.4%
1,550,200		HON HAI Precision Industry Co., Ltd.		$6,190,032
				6,190,032
		United Kingdom: 12.6%
1,870,400		Barclays PLC		11,084,661
217,100		BP PLC ADR		11,556,233
421,600		GlaxoSmithKline PLC		8,312,688
335,756		Imperial Tobacco Group PLC		9,726,961
5,297,600		Vodafone Group PLC		11,900,820
389,300		WPP PLC		3,348,329
				55,929,692
		Total Common Stock
		(Cost $378,726,201)		433,097,218
RIGHTS: 0.1%
		France: 0.1%
132,100		BNP Paribas		286,098
		Total Rights (Cost $-)		286,098
		Total Long-Term Investments (Cost $378,726,201)		433,383,316

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateral(cc): 1.6%
$6,757,002		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$6,757,002
344,567		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		275,654
		Total Short-Term Investments (Cost $7,101,569)		7,032,656
		Total Investments in Securities
		(Cost $385,827,770)*	99.4%	$440,415,972
		Other Assets and Liabilities - Net	0.6	2,783,679
		Net Assets	100.0%	$443,199,651

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	1	Collateral received from brokers for securites lending was invested in these short-term investments.
	2

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $396,706,764.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$65,287,534
		Gross Unrealized Depreciation		(21,578,326)
		Net Unrealized Appreciation		$43,709,208

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	2.2%
Airlines	4.0
Auto Manufacturers	4.5
Banks	17.9
Beverages	1.5
Building Materials	2.2
Chemicals	2.3
Distribution/Wholesale	2.1
Diversified Financial Services	4.5
Electric	3.1
Electronics	1.4
Engineering & Construction	1.7
Food	2.1
Home Furnishings	2.5
Insurance	5.3
Machinery - Diversified	2.4
Media	0.7
Mining	5.7
Miscellaneous Manufacturing	4.5
Office/Business Equipment	2.1
Oil & Gas	8.8
Pharmaceuticals	4.5
Real Estate	1.0
Retail	2.8
Semiconductors	0.8
Software	0.9
Telecommunications	6.3
Short-Term Investments	1.6
Other Assets and Liabilities - Net	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs++	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Australia	$—	$9,216,015	$—	$9,216,015
Brazil	9,445,704	—	—	9,445,704
Canada	34,491,022	—	—	34,491,022
France	711,726	64,277,493	—	64,989,219
Germany	10,893,663	55,885,912	—	66,779,575
Greece	—	3,984,437	—	3,984,437
Hong Kong	8,743,360	4,589,293	—	13,332,653
Italy	—	5,435,971	—	5,435,971
Japan	20,534,183	63,799,750	—	84,333,933
Netherlands	10,000,482	7,222,890	—	17,223,372
Norway	—	9,683,165	—	9,683,165
Singapore	—	6,878,605	—	6,878,605
South Korea	—	11,171,587	—	11,171,587
Spain	—	6,640,560	—	6,640,560
Sweden	—	7,397,732	—	7,397,732
Switzerland	—	19,973,944	—	19,973,944
Taiwan	—	6,190,032	—	6,190,032
United Kingdom	11,556,233	44,373,459	—	55,929,692
Total Common Stock	106,376,373	326,720,845	—	433,097,218
Rights	286,098	—	—	286,098
Short-Term Investments	6,757,002	275,654	—	7,032,656
Total Investments, at value	$113,419,473	$326,996,499	$—	$440,415,972

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

++ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.  To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.  Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.9%
		Aerospace/Defense: 1.1%
140,560	@	TransDigm Group, Inc.	$7,001,294
			7,001,294
		Apparel: 2.1%
402,746		Coach, Inc.	13,258,398
			13,258,398
		Auto Manufacturers: 0.9%
152,980	@	Navistar International Corp.	5,724,512
			5,724,512
		Banks: 0.6%
68,630		Northern Trust Corp.	3,991,521
			3,991,521
		Beverages: 2.0%
597,830		Coca-Cola Enterprises, Inc.	12,799,540
			12,799,540
		Biotechnology: 1.0%
90,110	@	Millipore Corp.	6,337,436
			6,337,436
		Chemicals: 3.0%
196,440		Airgas, Inc.	9,501,803
206,910		Ecolab, Inc.	9,565,449
			19,067,252
		Coal: 2.3%
186,690	@	Alpha Natural Resources, Inc.	6,552,819
362,560		Arch Coal, Inc.	8,023,453
			14,576,272
		Commercial Services: 4.5%
104,515	@, L	Alliance Data Systems Corp.	6,383,776
178,320	@	Apollo Group, Inc. - Class A	13,136,834
46,313	@	FTI Consulting, Inc.	1,973,397
150,020		Global Payments, Inc.	7,005,934
			28,499,941
		Computers: 6.9%
381,120	@	Cognizant Technology Solutions Corp.	14,734,099
336,040	@	Micros Systems, Inc.	10,145,048
569,094	@	NetApp, Inc.	15,183,426
157,340	@	Riverbed Technolgoy, Inc.	3,455,186
			43,517,759
		Distribution/Wholesale: 1.0%
111,325		Watsco, Inc.	6,001,531
			6,001,531
		Diversified Financial Services: 6.3%
552,810		Blackstone Group LP	7,849,902
372,080	@	Invesco Ltd.	8,468,541
323,302	@	Knight Capital Group, Inc.	7,031,819
198,043	@@	Lazard Ltd.	8,181,156
420,150	@	TD Ameritrade Holding Corp.	8,243,343
			39,774,761
		Electric: 2.5%
680,430	@	AES Corp.	10,083,973
248,530		Northeast Utilities	5,900,102
			15,984,075
		Electronics: 5.0%
436,470	@	Agilent Technologies, Inc.	12,146,960
173,600		Amphenol Corp.	6,541,248
100,330		Brady Corp.	2,881,478
15,137	@, @@	Mettler Toledo International, Inc.	1,371,261
155,340	@	Waters Corp.	8,677,292
			31,618,239
		Entertainment: 0.9%
457,660		Regal Entertainment Group	5,638,371
			5,638,371
		Environmental Control: 1.3%
103,030	@	Stericycle, Inc.	4,991,804
99,420	@	Waste Connections, Inc.	2,869,261
			7,861,065
		Food: 0.9%
110,132		JM Smucker Co.	5,838,097
			5,838,097
		Healthcare - Products: 2.7%
34,024		CR Bard, Inc.	2,674,627
225,510	@	Hospira, Inc.	10,057,746
17,230	@	Intuitive Surgical, Inc.	4,493,198
			17,225,571

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 3.5%
535,570	@, L	Healthsouth Corp.	$8,376,315
64,030	@	Laboratory Corp. of America Holdings	4,206,771
1,089,200	@	Tenet Healthcare Corp.	6,404,496
51,360		Universal Health Services, Inc.	3,180,725
			22,168,307
		Household Products/Wares: 0.9%
93,480		Church & Dwight Co., Inc.	5,304,055
			5,304,055
		Insurance: 1.1%
252,910		Principal Financial Group, Inc.	6,927,205
			6,927,205
		Internet: 4.1%
206,550	@	F5 Networks, Inc.	8,185,577
118,170	@	McAfee, Inc.	5,174,664
75,290	@, L	Priceline.com, Inc.	12,484,588
			25,844,829
		Iron/Steel: 0.9%
172,520		Cliffs Natural Resources, Inc.	5,582,747
			5,582,747
		Leisure Time: 1.5%
207,893	@	WMS Industries, Inc.	9,263,712
			9,263,712
		Machinery - Construction & Mining: 1.3%
171,150		Joy Global, Inc.	8,376,081
			8,376,081
		Machinery - Diversified: 2.4%
193,257	@	Gardner Denver, Inc.	6,740,804
159,332		Roper Industries, Inc.	8,122,745
			14,863,549
		Media: 3.7%
743,480		CBS Corp. - Class B	8,958,934
216,943	@	Liberty Media Corp. - Entertainment	6,749,097
306,718		McGraw-Hill Cos., Inc.	7,710,891
			23,418,922
		Metal Fabricate/Hardware: 1.0%
269,665		Timken Co.	6,318,251
			6,318,251
		Miscellaneous Manufacturing: 2.5%
196,120		Dover Corp.	7,601,611
256,920	@@	Ingersoll-Rand PLC	7,879,736
			15,481,347
		Oil & Gas: 3.8%
99,016		Murphy Oil Corp.	5,700,351
402,480	@@	Nexen, Inc.	9,083,974
518,780	@, @@	Talisman Energy, Inc.	8,995,645
			23,779,970
		Oil & Gas Services: 0.9%
185,430		Smith International, Inc.	5,321,841
			5,321,841
		Packaging & Containers: 1.0%
113,430		Silgan Holdings, Inc.	5,981,164
			5,981,164
		Pharmaceuticals: 3.8%
214,310	@@	Herbalife Ltd.	7,016,509
169,270		McKesson Corp.	10,080,029
193,886	@	Watson Pharmaceuticals, Inc.	7,103,983
			24,200,521
		Retail: 7.5%
132,880		Abercrombie & Fitch Co.	4,369,094
167,440		Advance Auto Parts, Inc.	6,577,043
117,720	@	Dollar Tree, Inc.	5,730,610
243,770		Guess ?, Inc.	9,029,241
205,380	@	Gymboree Corp.	9,936,284
95,550		Ross Stores, Inc.	4,564,424
189,590		TJX Cos., Inc.	7,043,269
			47,249,965
		Semiconductors: 5.9%
197,960	@	Broadcom Corp.	6,075,392
456,740	@, @@	Marvell Technology Group Ltd.	7,394,621
490,930		National Semiconductor Corp.	7,005,571
998,180	@	ON Semiconductor Corp.	8,234,985
498,850	@	QLogic Corp.	8,580,220
			37,290,789
		Software: 3.5%
215,640	@	BMC Software, Inc.	8,092,969
256,370	@	Intuit, Inc.	7,306,545
168,170	@	Sybase, Inc.	6,541,813
			21,941,327
		Telecommunications: 2.6%
256,180	@	Polycom, Inc.	6,852,815
359,890	@	SBA Communications Corp.	9,727,827
			16,580,642
		Total Common Stock
		(Cost $502,551,333)	610,610,859

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 0.9%
		Exchange-Traded Funds: 0.9%
127,222		iShares Russell Midcap Growth Index Fund		$5,410,752
		Total Exchange-Traded Funds
		(Cost $4,022,822)		5,410,752
		Total Long-Term Investments
		(Cost $506,574,155)		616,021,611
SHORT-TERM INVESTMENTS: 2.8%
		Affiliated Mutual Fund: 1.1%
7,018,000		ING Institutional Prime Money Market Fund - Class I		7,018,000
		Total Mutual Fund
		(Cost $7,018,000)		7,018,000

Principal Amount				Value
		Securities Lending Collateral(cc): 1.7%
$9,894,003		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$9,894,003
1,315,745		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,052,596
		Total Securities Lending Collateral
		(Cost $11,209,748)		10,946,599
		Total Short-Term Investments
		(Cost $18,227,748)		17,964,599
		Total Investments in Securities
		(Cost $524,801,903)*	100.6%	$633,986,210
		Other Assets and Liabilities - Net	(0.6)	(3,978,943)
		Net Assets	100.0%	$630,007,267

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	1	Collateral received from brokers for securites lending was invested in these short-term investments.
	2

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $534,193,402.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$113,341,053
		Gross Unrealized Depreciation		(13,548,245)
		Net Unrealized Appreciation		$99,792,808

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$610,610,859	$—	$—	$610,610,859
Exchange-Traded Funds	5,410,752	—	—	5,410,752
Short-Term Investments	16,912,003	1,052,596	—	17,964,599
Total Investments, at value	$632,933,614	$1,052,596	$—	$633,986,210

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Aerospace/Defense: 1.7%
31,500	@	Moog, Inc.	$929,250
16,900	@	Teledyne Technologies, Inc.	608,231
16,300		Triumph Group, Inc.	782,237
			2,319,718
		Airlines: 0.7%
24,400	@, L	Allegiant Travel Co.	929,396
			929,396
		Apparel: 1.1%
55,352	@	Carter’s, Inc.	1,477,898
			1,477,898
		Auto Parts & Equipment: 0.8%
8,500	@@	Autoliv, Inc.	285,600
44,200		Cooper Tire & Rubber Co.	777,036
			1,062,636
		Banks: 2.0%
67,041		Old National Bancorp.	750,859
34,130	@	Signature Bank	989,770
23,900	@, L	SVB Financial Group	1,034,153
			2,774,782
		Biotechnology: 3.9%
23,900	@	Acorda Therapeutics, Inc.	556,392
11,900	@	AMAG Pharmaceuticals, Inc.	519,792
2,985	@	Bio-Rad Laboratories, Inc.	274,262
1,797	@	Cubist Pharmaceuticals, Inc.	36,299
9,600	@, L	Dendreon Corp.	268,704
47,404	@, L	Human Genome Sciences, Inc.	892,143
39,500	@, L	InterMune, Inc.	629,235
35,400	@	Medicines Co.	389,754
41,300	@	Momenta Pharmaceuticals, Inc.	438,193
30,900	@	Regeneron Pharmaceuticals, Inc.	596,370
26,800	@	Seattle Genetics, Inc.	376,004
82,522	@	Vical, Inc.	351,544
			5,328,692
		Building Materials: 0.5%
28,900		Simpson Manufacturing Co., Inc.	730,014
			730,014
		Chemicals: 1.1%
24,100		Albemarle Corp.	833,860
14,700		Minerals Technologies, Inc.	699,132
			1,532,992
		Commercial Services: 6.8%
40,884		Arbitron, Inc.	848,752
20,681	@	Capella Education Co.	1,392,659
29,000	@	Coinstar, Inc.	956,420
41,833		Diamond Management & Technology Consultants, Inc.	286,556
32,600		Equifax, Inc.	949,964
19,700	@	FTI Consulting, Inc.	839,417
50,200	@	Geo Group, Inc.	1,012,534
42,800		Monro Muffler, Inc.	1,360,612
19,664	@, @@	Steiner Leisure Ltd.	703,185
22,527		Watson Wyatt Worldwide, Inc.	981,276
			9,331,375
		Computers: 4.1%
28,700	@	CACI International, Inc.	1,356,649
80,700	@	Mentor Graphics Corp.	751,317
32,900	@	Micros Systems, Inc.	993,251
72,631	@	Netezza Corp.	816,372
41,900	@	Riverbed Technolgoy, Inc.	920,124
35,800	@	SYKES Enterprises, Inc.	745,356
			5,583,069
		Cosmetics/Personal Care: 1.1%
22,300	@, L	Chattem, Inc.	1,480,943
			1,480,943
		Distribution/Wholesale: 3.3%
53,700	@	LKQ Corp.	995,598
24,400		Owens & Minor, Inc.	1,104,100
40,700		Pool Corp.	904,354
28,100		Watsco, Inc.	1,514,871
			4,518,923
		Diversified Financial Services: 3.4%
97,365	@	Broadpoint Gleacher Securities, Inc.	812,024
45,300	@	Knight Capital Group, Inc.	985,275
80,600		OptionsXpress Holdings, Inc.	1,392,768
27,800	@	Stifel Financial Corp.	1,526,220
			4,716,287

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Electric: 0.8%
16,600		Black Hills Corp.	$417,822
20,700		Unisource Energy Corp.	636,525
			1,054,347
		Electronics: 1.8%
34,193	@	Flir Systems, Inc.	956,378
14,886	@	Varian, Inc.	760,079
34,200		Woodward Governor Co.	829,692
			2,546,149
		Entertainment: 1.4%
48,800	@	Bally Technologies, Inc.	1,872,456
			1,872,456
		Environmental Control: 1.5%
18,596	@	Clean Harbors, Inc.	1,046,211
34,644	@	Waste Connections, Inc.	999,826
			2,046,037
		Food: 1.2%
28,600		Diamond Foods, Inc.	907,192
30,800		Flowers Foods, Inc.	809,732
			1,716,924
		Healthcare - Products: 6.4%
19,900	@	Gen-Probe, Inc.	824,656
21,870	@	Greatbatch, Inc.	491,419
29,888	@	Haemonetics Corp.	1,677,315
27,500	@	Hanger Orthopedic Group, Inc.	381,425
47,300	@	Luminex Corp.	804,100
25,300	@	Masimo Corp.	662,860
42,774		Meridian Bioscience, Inc.	1,069,778
34,100	@	Merit Medical Systems, Inc.	590,953
36,598	@	Micrus Endovascular Corp.	473,944
16,866	@	SonoSite, Inc.	446,274
45,600		Steris Corp.	1,388,520
			8,811,244
		Healthcare - Services: 4.2%
51,300	@	AMERIGROUP Corp.	1,137,321
49,100	@	Centene Corp.	929,954
103,431	@	Healthsouth Corp.	1,617,661
50,100	@	Psychiatric Solutions, Inc.	1,340,676
13,179		Universal Health Services, Inc.	816,175
			5,841,787
		Insurance: 0.9%
51,500		Tower Group, Inc.	1,256,085
			1,256,085
		Internet: 2.5%
54,500	@	Constant Contact, Inc.	1,049,125
114,700	@	Valueclick, Inc.	1,512,893
52,400	@	Websense, Inc.	880,320
			3,442,338
		Iron/Steel: 0.3%
55,100	@, @@, L	Gerdau AmeriSteel Corp.	436,392
			436,392
		Leisure Time: 0.3%
10,800		Polaris Industries, Inc.	440,424
			440,424
		Machinery - Diversified: 1.0%
20,900	L	Gorman-Rupp Co.	520,619
14,592		Nordson Corp.	818,465
			1,339,084
		Miscellaneous Manufacturing: 2.4%
56,800		Actuant Corp.	912,208
26,400		Acuity Brands, Inc.	850,344
28,775	@	EnPro Industries, Inc.	657,797
74,400	@	Hexcel Corp.	851,136
			3,271,485
		Oil & Gas: 2.9%
20,400	@	Bill Barrett Corp.	668,916
50,900	@	Carrizo Oil & Gas, Inc.	1,246,541
37,400		Holly Corp.	958,188
109,900	@	McMoRan Exploration Co.	829,745
10,400		Penn Virginia Corp.	238,264
			3,941,654
		Oil & Gas Services: 1.7%
9,600	@, L	Core Laboratories NV	989,664
27,100	@	Dril-Quip, Inc.	1,345,244
			2,334,908
		Packaging & Containers: 0.8%
22,418		Silgan Holdings, Inc.	1,182,101
			1,182,101
		Pharmaceuticals: 4.4%
44,300	@	Alkermes, Inc.	407,117
45,000	@	Allos Therapeutics, Inc.	327,960

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
11,400	@	Auxilium Pharmaceuticals, Inc.	$389,994
21,800	@	BioMarin Pharmaceuticals, Inc.	394,144
36,100	@	Cypress Bioscience, Inc.	294,937
70,573	@	Nektar Therapeutics	687,381
33,680		Omnicare, Inc.	758,474
38,500	@	Onyx Pharmaceuticals, Inc.	1,153,845
33,600	@	Savient Pharmaceuticals, Inc.	510,720
53,800	@	Vivus, Inc.	562,210
26,800	@	Xenoport, Inc.	568,964
			6,055,746
		Retail: 8.0%
80,100	@	California Pizza Kitchen, Inc.	1,251,162
43,300		Casey’s General Stores, Inc.	1,358,754
82,728	@	Ezcorp, Inc.	1,130,064
31,800	@	Gymboree Corp.	1,538,484
70,800	@, L	Hibbett Sporting Goods, Inc.	1,290,684
68,700	@	Jack in the Box, Inc.	1,407,663
39,915	@	Jo-Ann Stores, Inc.	1,070,919
24,812	@	Lumber Liquidators, Inc.	538,172
29,800	@	PF Chang’s China Bistro, Inc.	1,012,306
122,433	@	Wet Seal, Inc.	462,797
			11,061,005
		Semiconductors: 6.2%
117,000	@	Emulex Corp.	1,203,930
60,800	@	Entegris, Inc.	300,960
42,562	@	Formfactor, Inc.	1,018,083
134,100	@	Integrated Device Technology, Inc.	906,516
75,700		Micrel, Inc.	616,955
35,100	@	MKS Instruments, Inc.	677,079
40,300	@	Monolithic Power Systems, Inc.	945,035
61,300	@	ON Semiconductor Corp.	505,725
78,600	@	Semtech Corp.	1,336,986
84,624	@, @@	Verigy Ltd.	983,331
			8,494,600
		Software: 9.6%
30,028	@	Ansys, Inc.	1,125,149
38,940		Blackbaud, Inc.	903,408
33,900	@	Blackboard, Inc.	1,280,742
7,600	@	Double-Take Software, Inc.	77,444
79,100	@	EPIQ Systems, Inc.	1,146,950
53,300	@	MedAssets, Inc.	1,202,981
71,300	@	Omniture, Inc.	1,528,672
38,500	@, L	Rosetta Stone, Inc.	883,960
63,600		Solera Holdings, Inc.	1,978,596
22,900	@	SPSS, Inc.	1,143,855
32,300	@	Sybase, Inc.	1,256,470
93,400	@	THQ, Inc.	638,856
			13,167,083
		Telecommunications: 5.5%
30,600		Adtran, Inc.	751,230
77,200		Alaska Communications Systems Group, Inc.	714,100
35,500		Black Box Corp.	890,695
38,400	@	Comtech Telecommunications	1,275,648
75,200	@	Novatel Wireless, Inc.	854,272
26,700		NTELOS Holdings Corp.	471,522
60,800	@	Polycom, Inc.	1,626,401
36,800	@	SBA Communications Corp.	994,704
			7,578,572
		Transportation: 1.3%
33,000	@	Genesee & Wyoming, Inc.	1,000,560
44,600		Knight Transportation, Inc.	748,388
			1,748,948
		Total Common Stock
		(Cost $117,589,980)	131,426,094
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Diversified: 0.6%
18,500		Digital Realty Trust, Inc.	845,635
			845,635
		Shopping Centers: 0.8%
28,600		Tanger Factory Outlet Centers, Inc.	1,067,924
			1,067,924
		Total Real Estate Investment Trusts
		(Cost $1,552,352)	1,913,559
EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
31,607	L	iShares Russell 2000 Growth Index Fund	2,070,575
		Total Exchange-Traded Funds
		(Cost $1,675,639)	2,070,575
		Total Long-Term Investments
		(Cost $120,817,971)	135,410,228

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 7.1%
		Affiliated Mutual Fund: 1.6%
2,265,000		ING Institutional Prime Money Market Fund - Class I		$2,265,000
		Total Mutual Fund
		(Cost $2,265,000)		2,265,000

Principal Amount				Value
		Securities Lending Collateral(cc): 5.5%
$7,199,002		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$7,199,002
467,298		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		373,839
		Total Securities Lending Collateral
		(Cost $7,666,301)		7,572,841
		Total Short-Term Investments
		(Cost $9,931,301)		9,837,841
		Total Investments in Securities
		(Cost $130,749,272)*	105.6%	$145,248,069
		Other Assets and Liabilities - Net	(5.6)	(7,746,086)
		Net Assets	100.0%	$137,501,983

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	1	Collateral received from brokers for securites lending was invested in these short-term investments.
	2

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $136,053,038.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,266,973
		Gross Unrealized Depreciation		(10,071,942)
		Net Unrealized Appreciation		$9,195,031

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$131,426,094	$—	$—	$131,426,094
Real Estate Investment Trusts	1,913,559	—	—	1,913,559
Exchange-Traded Funds	2,070,575	—	—	2,070,575
Short-Term Investments	9,464,002	373,839	—	9,837,841
Total Investments, at value	$144,874,230	$373,839	$—	$145,248,069

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 24, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 24, 2009